Intangible Assets (Tables)	6 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets

As of December 31, 2024 and June 30, 2024, intangible assets consisted of the following:

	As of December 31,	As of June 30,
	2024	2024
Copyright licenses	$1,950,763	$1,959,379
	1,950,763	1,959,379
Less: accumulated amortization	(894,100)	(898,049)
Less: impairment for production copyright	(1,056,663)	(1,061,330)
	$-	$-